Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Net income	$ 5,705	$ 3,339	$ 3,197
Other comp. income (loss) net of tax:
Actuarial gain (loss) retiree health	123	4	(3)
Minimum pension liability	0	(6)	(2)
Comprehensive income	$ 5,828	$ 3,337	$ 3,192